Commitments and Contingencies (Details Narrative) (10-K) - USD ($)					3 Months Ended	12 Months Ended
	Oct. 10, 2019	Jan. 14, 2019	Jan. 15, 2018	Nov. 01, 2017	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of common stock issued	1,125,000
Issuance of common stock value						$ 360,000	$ 1,231,751
Officer [Member]
Number of common stock issued		12,000,000					12,000,000
Issuance of common stock value							$ 1,200
Employment Agreement [Member] | Officer [Member]
Number of common stock issued				12,000,000
Issuance of common stock value				$ 1,200
Annual base salary				$ 180,000
Employment agreement term				1 year
Percent of increase in base salary				10.00%
Service Agreement [Member] | USA [Member]
One time upfront fee			$ 250,000
Service Agreement [Member] | Mexico [Member]
One time upfront fee			250,000
Service Agreement [Member] | India [Member]
One time upfront fee			$ 250,000
Service Agreement [Member] | Endless One Global [Member]
Employment agreement term			5 years
Service Agreement [Member] | Endless One Global [Member] | Prepaid Debit Cards Commitment [Member]
One time upfront fee			$ 750,000